Provisions - additional information (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Jun. 12, 2023
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 3,723
Provisions recognized upon acquisition of Credit Suisse		$ 3,545
Increase in provisions recognized in the income statement	111
Release of provisions recognized in the income statement	(9)
Provisions used in conformity with designated purpose	(216)
Foreign currency translation and other movements	16
Balance at the end of period	7,170
Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	3,487
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	3,306
Provisions recognized upon acquisition of Credit Suisse		2,838
Increase in provisions recognized in the income statement	70
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(90)
Foreign currency translation and other movements	2
Balance at the end of period	6,126
Litigation, regulatory and similar matters | Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	2,837
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	416
Provisions recognized upon acquisition of Credit Suisse		$ 707
Increase in provisions recognized in the income statement	41
Release of provisions recognized in the income statement	(8)
Provisions used in conformity with designated purpose	(126)
Foreign currency translation and other movements	14
Balance at the end of period	1,044
Other | Credit Suisse
Disclosure Of Other Provisions [Line Items]
Balance at the end of period	$ 649